Debt - Receivables Securitization Agreement (Details) - Receivables securitization facility - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020
Debt Instrument [Line Items]
Amounts borrowed	$ 25			$ 125
Maximum borrowing capacity	300
Repayment of debt	100
Amount available for use	275
Assets available to be pledged	205
Unused commitment fees	$ 1	$ 1	$ 1